Trading derivatives (Tables)	12 Months Ended
Dec. 31, 2024
Derivatives [Abstract]
Schedule of fair value of derivatives by type of risk
The detail of the notional amounts and the market values of the trading derivatives held by the Group in 2024, 2023 and 2022 is as follows:

EUR million
	2024		2023		2022
	Notional amount	Market value	Notional amount	Market value	Notional amount	Market value
Trading derivatives
Interest rate risk
Forward rate agreements	1,992,413	13	829,913	3	100,579	22
Interest rate swaps	6,127,812	6,364	5,381,966	5,514	4,844,043	2,387
Options, futures and other derivatives	377,285	(297)	398,519	(51)	495,994	(1,261)
Credit risk
Credit default swaps	41,111	(572)	22,462	(86)	16,185	(6)
Foreign currency risk
Foreign currency purchases and sales	514,268	595	471,955	33	384,024	423
Foreign currency options	221,159	528	77,934	288	54,967	150
Currency swaps	625,765	(838)	586,405	(581)	496,441	(245)
Securities and commodities derivatives and other	78,328	554	68,664	619	71,237	641
Total	9,978,141	6,347	7,837,818	5,739	6,463,470	2,111